Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss and credit carryforwards	$ 134,609	$ 133,537
Stock-based compensation	4,526	2,071
Operating lease liability	6,281	2,473
Accrued bonus	0	1,514
Accrued expenses	0	239
Deferred revenue	148	126
Equity method investment	3,051	2,040
R&D capitalization	26,725	0
Other	1,051	460
Gross deferred tax asset	176,391	142,460
Valuation allowance	(171,223)	(139,562)
Net deferred tax asset	5,168	2,898
Deferred tax liabilities:
Operating lease asset	(5,584)	(2,125)
Other	416	(773)
Total deferred tax liabilities	(5,168)	(2,898)
Net deferred income tax assets and liabilities:	$ 0	$ 0